Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Components of Net Inventories
	September 30, 2021	December 31, 2020
Work-in-process	$5,980	$4,277
Finished goods	262	882
Inventory, gross	6,242	5,159
Less: Inventory reserves	693	2,259
Inventory, net	$5,549	$2,900